Financial risk management - Summary Of Contingent Credits(Indirect Loans) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	S/ 5,567,722	S/ 5,068,694
Up to 1 month [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	1,258,273	649,837
From 1 to 3 months [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	1,238,443	1,364,278
From 3 to 12 months [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	2,751,311	2,644,655
From 1 to 5 years [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	319,669	409,898
More than 5 years [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect loans	S/ 26	S/ 26